PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Depreciation and amortization	$ 40,038	$ 45,347	$ 46,649
Electronic Equipment [Member]
Statement [Line Items]
Disposition of asset	$ 31,251